Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		SFr (6,514)		SFr (18,424)		SFr 12,883
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(519)		411		(427)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		19,219		8,386		(1,372)
Purchase of investment securities		(402)		(557)		(683)
Proceeds from sale of investment securities		629		6		255
Investments in subsidiaries and other investments		(210)		(285)		(547)
Proceeds from sale of other investments		678		1,158		1,772
Maturities of investment securities		184		1,007		567
(Increase)/decrease in loans		(5,735)		(15,344)		(12,500)
Proceeds from sale of loans		3,860		4,612		5,980
Capital expenditures for premises and equipment and other intangible assets		(1,188)		(1,293)		(1,095)
Proceeds from sale of premises and equipment and other intangible assets		45		30		30
Other, net		113		543		342
Net cash provided by/(used in) investing activities		16,674		(1,326)		(7,678)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		21,364		24,853		1,808
Increase/(decrease) in short-term borrowings		(5,246)		6,919		(2,990)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(1,464)		3,381		(2,052)
Issuances of long-term debt		58,009		34,963		33,172
Repayments of long-term debt		(42,768)		(46,290)		(43,851)
Issuances of common shares				0
Sale of treasury shares		12,364		9,624		11,693
Repurchase of treasury shares		(13,253)		(11,536)		(12,441)
Dividends paid/capital repayments		(716)		(696)		(666)
Other, net		1,450		971		344
Net cash provided by/(used in) financing activities		29,740		22,189		(14,983)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(2,667)		(607)		10
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		37,233		1,832		(9,768)
Cash and due from banks at beginning of period	[1]	101,879		100,047		109,815
Cash and due from banks at end of period	[1]	139,112		101,879		100,047
Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(270)		135		564
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(44)		(9)		(58)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0		0		0
Purchase of investment securities		12,644		9,396		8,793
Proceeds from sale of investment securities		0		0		0
Investments in subsidiaries and other investments		0		9		9
Proceeds from sale of other investments		1		(23)		(2)
Maturities of investment securities		0		(942)		(290)
(Increase)/decrease in loans		1,244		1,965		1,201
Proceeds from sale of loans		0		0		(1)
Capital expenditures for premises and equipment and other intangible assets		(144)		(160)		(106)
Proceeds from sale of premises and equipment and other intangible assets		0		0		(50)
Other, net		0		0		0
Net cash provided by/(used in) investing activities		13,701		10,236		9,496
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(126)		(754)		(807)
Increase/(decrease) in short-term borrowings		44		8		(5)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		5		(110)		0
Issuances of long-term debt		(13,276)		(10,344)		(8,941)
Repayments of long-term debt		0		942		297
Issuances of common shares				10
Sale of treasury shares		12,364		9,621		11,693
Repurchase of treasury shares		(12,371)		(9,620)		(11,684)
Dividends paid/capital repayments		10		43		10
Other, net		36		(5)		9
Net cash provided by/(used in) financing activities		(13,314)		(10,209)		(9,428)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(47)		(13)		(12)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		70		149		620
Cash and due from banks at beginning of period		558		409		(211)
Cash and due from banks at end of period		628		558		409
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(81)		(141)		(215)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		45		9		(5)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		0		0		0
Purchase of investment securities		(12,644)		(9,396)		(8,793)
Proceeds from sale of investment securities		0		0		0
Investments in subsidiaries and other investments		0		(10)		(10)
Proceeds from sale of other investments		0		48		4
Maturities of investment securities		0		942		290
(Increase)/decrease in loans		0		0		0
Proceeds from sale of loans		0		0		0
Capital expenditures for premises and equipment and other intangible assets		0		0		0
Proceeds from sale of premises and equipment and other intangible assets		0		0		0
Other, net		0		6		0
Net cash provided by/(used in) investing activities		(12,599)		(8,401)		(8,514)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		155		923		609
Increase/(decrease) in short-term borrowings		0		0		0
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		0		0		0
Issuances of long-term debt		13,644		10,396		8,805
Repayments of long-term debt		0		(942)		(290)
Issuances of common shares				(10)
Sale of treasury shares		0		3		0
Repurchase of treasury shares		(882)		(1,916)		(757)
Dividends paid/capital repayments		(716)		(728)		(661)
Other, net		480		768		829
Net cash provided by/(used in) financing activities		12,681		8,494		8,535
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(1)		1		2
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		0		(47)		(192)
Cash and due from banks at beginning of period		277		324		516
Cash and due from banks at end of period		277		277		324
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(6,163)		(18,418)		12,534
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(520)		411		(364)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		19,219		8,386		(1,372)
Purchase of investment securities		(402)		(557)		(683)
Proceeds from sale of investment securities		629		6		255
Investments in subsidiaries and other investments		(210)		(284)		(546)
Proceeds from sale of other investments		677		1,133		1,770
Maturities of investment securities		184		1,007		567
(Increase)/decrease in loans		(6,979)		(17,309)		(13,701)
Proceeds from sale of loans		3,860		4,612		5,981
Capital expenditures for premises and equipment and other intangible assets		(1,044)		(1,133)		(989)
Proceeds from sale of premises and equipment and other intangible assets		45		30		80
Other, net		113		537		342
Net cash provided by/(used in) investing activities		15,572		(3,161)		(8,660)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		21,335		24,684		2,006
Increase/(decrease) in short-term borrowings		(5,290)		6,911		(2,985)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(1,469)		3,491		(2,052)
Issuances of long-term debt		57,641		34,911		33,308
Repayments of long-term debt		(42,768)		(46,290)		(43,858)
Issuances of common shares				0
Sale of treasury shares		0		0		0
Repurchase of treasury shares		0		0		0
Dividends paid/capital repayments		(10)		(11)		(15)
Other, net		934		208		(494)
Net cash provided by/(used in) financing activities		30,373		23,904		(14,090)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(2,619)		(595)		20
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		37,163		1,730		(10,196)
Cash and due from banks at beginning of period	[2]	101,044	[1]	99,314		109,510
Cash and due from banks at end of period		138,207	[1]	101,044	[1],[2]	99,314	[2]
Bank | Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		3,981		(4,694)		(8,326)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		1		12		11
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		(7,244)		8,321		22,936
Purchase of investment securities		0		0		0
Proceeds from sale of investment securities		0		0		0
Investments in subsidiaries and other investments		(17)		(34)		(99)
Proceeds from sale of other investments		132		516		540
Maturities of investment securities		0		0		0
(Increase)/decrease in loans		3,860		93		310
Proceeds from sale of loans		0		0		0
Capital expenditures for premises and equipment and other intangible assets		(293)		(397)		(307)
Proceeds from sale of premises and equipment and other intangible assets		0		0		0
Other, net		3		27		5
Net cash provided by/(used in) investing activities		(3,558)		8,538		23,396
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		(26)		6		(213)
Increase/(decrease) in short-term borrowings		(2,166)		(809)		(1,298)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(245)		(397)		(9,127)
Issuances of long-term debt		223,638		206,056		119,547
Repayments of long-term debt		(221,868)		(208,631)		(124,405)
Issuances of common shares				0
Sale of treasury shares		0		0		0
Repurchase of treasury shares		0		0		0
Dividends paid/capital repayments		0		(1)		(2)
Other, net		168		75		(120)
Net cash provided by/(used in) financing activities		(499)		(3,701)		(15,618)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(239)		(41)		30
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		(315)		102		(518)
Cash and due from banks at beginning of period		2,642		2,540		3,058
Cash and due from banks at end of period		2,327		2,642		2,540
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities		(10,144)		(13,724)		20,860
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks		(521)		399		(375)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions		26,463		65		(24,308)
Purchase of investment securities		(402)		(557)		(683)
Proceeds from sale of investment securities		629		6		255
Investments in subsidiaries and other investments		(193)		(250)		(447)
Proceeds from sale of other investments		545		617		1,230
Maturities of investment securities		184		1,007		567
(Increase)/decrease in loans		(10,839)		(17,402)		(14,011)
Proceeds from sale of loans		3,860		4,612		5,981
Capital expenditures for premises and equipment and other intangible assets		(751)		(736)		(682)
Proceeds from sale of premises and equipment and other intangible assets		45		30		80
Other, net		110		510		337
Net cash provided by/(used in) investing activities		19,130		(11,699)		(32,056)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits		21,361		24,678		2,219
Increase/(decrease) in short-term borrowings		(3,124)		7,720		(1,687)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions		(1,224)		3,888		7,075
Issuances of long-term debt		(165,997)		(171,145)		(86,239)
Repayments of long-term debt		179,100		162,341		80,547
Issuances of common shares				0
Sale of treasury shares		0		0		0
Repurchase of treasury shares		0		0		0
Dividends paid/capital repayments		(10)		(10)		(13)
Other, net		766		133		(374)
Net cash provided by/(used in) financing activities		30,872		27,605		1,528
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks		(2,380)		(554)		(10)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks		37,478		1,628		(9,678)
Cash and due from banks at beginning of period		98,402		96,774		106,452
Cash and due from banks at end of period		135,880		98,402		96,774
Group Parent company - subsidiary that holds a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments		10		10		10
Group Parent company - subsidiary that doesn't hold a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments		SFr 14		SFr 14		SFr 6

[1]	Includes restricted cash.
[2]	Includes restricted cash.